Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 8.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021

	(in thousands)
Money market fund	$7,799	2,345
Equity securities-unlisted company	13,966	13,668
	$21,765	16,013
Current	$7,799	2,345
Non-current	13,966	13,668
	$21,765	16,013

Net gain of $3,732 thousand and $472 thousand and net loss of $284 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, no financial assets at fair value through profit or loss were pledged with banks as collaterals.